Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Organization and Principal Activities [Line Items]
Incorporated date	Sep. 12, 2023
Percentage of remaining interest.	0.80%
Ordinary share percentage	10.00%
Ordinary share	1
Expected volatilit	15.69%
Risk-free interest rate	4.12%
Maxim Partners LLC [Member]
Organization and Principal Activities [Line Items]
Number of units purchased (in Shares) | shares	431,250
Purchase option exercised term	Jan. 17, 2027
Exercise price per unit (in Dollars per share)	$ 11
Profit Sail Int’l Express (H.K.) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	99.20%
Business Great Global Supply Chain Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	100.00%
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Ordinary share	1
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share percentage	90.00%
Ordinary share	1
Black-Scholes Model [Member]
Organization and Principal Activities [Line Items]
Expected volatilit	15.39%
Risk-free interest rate	4.36%
Time to expiration	2 years 6 months
Exercise price (in Dollars per share)	$ 11
Share price per unit (in Dollars per share)	$ 3.41